ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2014			2015
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value

Customer relationships	$3,404	(1,071)	2,333	$3,155	(1,652)	1,503
Order backlog	12,797	(8,620)	4,177	11,862	(11,672)	190

	$16,201	(9,691)	6,510	$15,017	(13,324)	1,693

Schedule of Expected Amortization Expense [Table Text Block]	The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:
Year ending June 30,
2016	$849
2017	563
2018	281
2019	-
2020	-
$1,693